Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Detail) - PME Multi-Employer Plan [Member] $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Employee	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($) Employee
Multiemployer Plans [Line Items]
NXP’s contributions to the plan	$ 34	$ 35	$ 36
(including employees’ contributions)	$ 4	$ 4	$ 4
Average number of NXP’s active employees participating in the plan | Employee	2,183	2,271	2,415